Issued share capital, share premium account and share options - Share options and share purchase arrangements (Details) Options in Millions	12 Months Ended
	Mar. 31, 2019 EquityInstruments	Mar. 31, 2019 Options	Mar. 31, 2019	Mar. 31, 2019 EUR (€)	Mar. 31, 2018 EUR (€) Options	Mar. 31, 2017 EUR (€) Options	Mar. 31, 2015 EquityInstruments
Issued share capital, share premium account and share options
Maximum shares purchase under share options, percentage			5.00%
Outstanding at beginning of year (in shares) | Options		20.1			20.1	17.3
Granted (in shares)	50,000	20.0				3.0	30,000
Forfeited (in shares) | Options		(0.3)				(0.2)
Outstanding at end of year (in shares) | Options		39.8			20.1	20.1
Outstanding at beginning of year				€ 7.70	€ 7.70	€ 6.97
Granted				11.12		12.00
Forfeited				12.00		9.42
Outstanding at end of year				€ 9.38	€ 7.70	€ 7.70